Related parties (Details) - USD ($)	1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2023	Jul. 31, 2023	Jan. 31, 2022	Jan. 31, 2019	Apr. 30, 2007	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related parties
Research and development expense paid						$ 4,958,000	$ 6,838,000	$ 14,121,000	$ 19,072,000	$ 24,919,000	$ 19,340,000
Revenue		$ 2,000,000.0	$ 0			$ 2,000,000		2,000,000		0
Investor | Ascletis
Related parties
Amount received as reimbursement								0	28,100	60,000	100,000
Maximum eligible development and commercial milestone payments				$ 122,000,000.0
Research and development expense paid										$ 4,000	$ 900,000
Amount paid								$ 0	$ 4,000.0
Development milestone payment trigger	$ 1,700,000		2,000,000.0
Development Milestone Payment Amount Triggered, Net of Taxes	$ 2,000,000.0		$ 2,000,000.0
Revenue		$ 2,000,000.0
Investor | ETH Zurich
Related parties
Shares issued (in shares)					192
Investor | University of Zurich
Related parties
Shares issued (in shares)					96